INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2018
Statements [Line Items]
Disclosure of detailed information about tax expense [Table Text Block]
	2018	2017
Current Tax Expense

Current year	$2,640	$2,410
Prior years	185	274
Total current tax expense	$2,825	$2,684

Deferred Tax Expense (recovery)
Current year movement in recognized temporary differences and losses	279	(1,223)

Total deferred tax expense (recovery)	$279	$(1,223)

Total income tax expense	$3,104	$1,461

Disclosure of detailed information about effective income tax expense recovery [Table Text Block]
	2018	2017
Income tax expense at statutory rate of 26.5% (2017 – 26.5%)	$2,887	$1,284

Increase in taxes resulting from:
Tax cost of non-deductible items	124	126
Other differences	93	51
Income tax expense	$3,104	$1,461

Disclosure of deferred taxes [Table Text Block]
	2018	2017
Deferred tax assets
Forward exchange contracts	$233	$-
Fixed and Intangible assets	975	873
Reserves	237	269
Restricted Share Units	1,044	1,482
Tax losses	215	67
	$2,704	$2,691
Deferred tax liabilities
SRED	$59	$-
Forward exchange contracts	-	134
Net deferred tax assets	$2,645	$2,557

Disclosure of temporary difference, unused tax losses and unused tax credits [Table Text Block]
Total
2032	$219
2036	244
2037	350
Total	$813

Disclosure of detailed information about unrecognized deferred tax assets [Table Text Block]
	2018	2017

Capital losses	$1,385	$1,385